UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-2958

T. Rowe Price International Funds, Inc.

(Exact name of registrant as specified in charter)

100 East Pratt Street, Baltimore, MD 21202

(Address of principal executive offices)

David Oestreicher
100 East Pratt Street, Baltimore, MD 21202

(Name and address of agent for service)

Registrant’s telephone number, including area code: (410) 345-2000

Date of fiscal year end: October 31

Date of reporting period: October 31, 2008

Item 1: Report to Shareholders

New Asia Fund	October 31, 2008

The views and opinions in this report were current as of October 31, 2008. They are not guarantees of performance or investment results and should not be taken as investment advice. Investment decisions reflect a variety of factors, and the managers reserve the right to change their views about individual stocks, sectors, and the markets at any time. As a result, the views expressed should not be relied upon as a forecast of the fund’s future investment intent. The report is certified under the Sarbanes-Oxley Act, which requires mutual funds and other public companies to affirm that, to the best of their knowledge, the information in their financial reports is fairly and accurately stated in all material respects.

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Manager’s Letter

Fellow Shareholders

We are extremely disappointed to report large losses for the six and 12 months ended October 31, 2008. Asian stock markets fell sharply during the past 12 months, and especially in the final three months of the reporting period, in reaction to stressed financial institutions, frozen credit markets, and heightened risk aversion. A regional overview shows that nearly every Asian country’s stock market fell 50%, and several declined significantly more—there were no safe havens. From a sector perspective, even defensive sectors such as health care and utilities posted 30% to 40% losses. Energy and materials stocks, which had performed relatively well earlier in the year, tumbled more than 50% in the last six months as oil and commodities prices cratered.

In a reversal of the strong gains we posted in several recent years, the New Asia Fund fell sharply in the six and 12 months ended October 31, 2008. As shown in the table, the fund underperformed the MSCI benchmark and its Lipper peer group average. Every sector in the portfolio registered losses during the period, with industrials and business services and financials sector holdings declining the most. Our overweight allocations in China and India hurt the fund’s absolute and relative performance.

HIGHLIGHTS

• Asian stock markets posted severe losses for the year ended October 31, 2008, due in large part to the impact of the global credit crisis and heightened risk aversion.

• Your fund fell along with its markets, hurt especially by precipitous declines in Chinese and Indian stocks.

• During the past six months, we significantly added to our consumer staples and information technology holdings and reduced our materials and construction-related stocks.

• We remain focused on owning the best growth companies in the fastest-growing markets—China and India—while controlling exposure to slow-growing value markets such as South Korea and Taiwan.

The past year has been extraordinarily painful, and we are disappointed that we did not do better. However, our 5- and 10-year returns, which you can see on page 11, continue to reflect our above-average, longer-term results. Although economic growth and corporate earnings in the Asia region have slowed in recent months, we remain confident that our markets and holdings will be among the prime beneficiaries when a recovery unfolds.

MARKET AND PORTFOLIO REVIEW

China and India
Chinese equities, which currently account for 35% of the fund, were the largest relative performance detractors and the second-largest absolute detractors. China’s market fell almost 52% in the past six months and approximately 65% for the 12-month period. Stock markets worldwide have experienced extreme volatility this year due to heightened credit market turmoil and the global economic slowdown. Nowhere in Asia was this more apparent than in the Chinese market, where concerns about high valuations and slowing demand from the developed countries hurt the emerging giant’s economic growth. The Chinese government has responded with a raft of measures—interest rate cuts, changes in stamp duty, a fiscal stimulus package, and a coordinated government-ordered purchase of equities—in an effort to underpin its market. For the first time in several years, China’s annual economic growth rate will fall to less than 10%.

Nevertheless, China remains a large and populous economy with high levels of personal savings and little debt compared with other developing countries. Although economic growth is slowing, it should remain positive and will likely be higher than in most other parts of the world. The country stands to benefit from its substantial reserves (approximately $2 trillion), stable currency, and the willingness to act aggressively on monetary policy, and it is likely to be a prime beneficiary of lower commodity prices. Additionally, valuations have fallen to attractive levels in many sectors.

We have steadily reduced our exposure to companies that depend on investment activity in China and elsewhere. For example, we sold our construction-related stocks in South Korea and our cement companies in China and used share price weakness to add to our positions in strong consumer franchises, which, until the early part of this year, traded at very high valuations. This includes companies in the consumer staples sector such as Wumart Stores, Want Want China Holdings, and Hengan International. We also added to our stake in Sina, China’s strongest online media company, which no longer trades at a sky-high valuation. Sina’s management is performing well, and the company is dominating its much weaker competitors in a segment that is still extremely fragmented. In a tough operating environment, these companies should gain significant market share. Our holdings in China are now fairly concentrated into high cash flow-generating consumer franchises and growth utilities, including expressways, city gas networks, and railways. (Please refer to the portfolio of investments for a complete listing of holdings and the amount each represents in the fund.)

Despite our shifts to a more defensive posture, our positioning hurt us in the final months of the reporting period. There is a lot of differentiation in the quality of Chinese companies, and we think stock selection will become increasingly important, which should work in our favor. We expect continued volatility into 2009 and do not anticipate a V-shaped recovery in the Chinese stock market. We have positioned the portfolio for what we think will be a challenging year for the Chinese economy, but over the medium and longer term, we believe that stock prices will rally from current levels.

Although the region faces near-term challenges, especially in trying to restore liquidity, Asia does not face solvency issues like much of the Western world. Due to the very high savings rates, it should be able to fund its own growth after an adjustment period. Nevertheless, the retreat of global capital from the region in such a rapid and dramatic fashion has definitely caused damage that will take time to repair.

Indian holdings, which account for 30% of the fund’s net assets, generated the largest losses over the past year and were the second-largest relative performance detractors. India’s market fell almost 56% in the past six months and approximately 62% for the year. Stock selection and our overweight allocation hurt our comparison with the MSCI benchmark. In the first half of our fiscal year, inflation (food and oil prices) and subsequently rising interest rates slowed the economy and crimped the performance of Indian stocks. Later in the period, lack of liquidity punished stock prices. We believe that in this environment the differences between strong and weak companies have become stark and will eventually be recognized in higher share prices for the healthier firms.

We remain focused on monitoring the performance of our holdings’ management teams. Although the environment is very difficult, we are encouraged at how rapidly many of these managements have been able to adjust by focusing on costs, trimming expansion, and improving liquidity. We have selectively added new holdings where we think the share price collapse was overdone.

India was hurt badly by skyrocketing oil costs, and we view the subsequent plunge in energy prices as a positive for the country. As external financing needs decline, it is likely to be reflected in improving domestic liquidity. In many ways, India’s economy is more defensive than others in the region because domestic consumption, which represents more than half of the economy, essentially operates on a cash basis.

STRATEGY REVIEW

Over the past year, Asian markets became increasingly volatile—especially in the final months of the reporting period—as investors sold riskier assets and headed for perceived safe havens. We think that Asian stocks remain fundamentally sound, and we continue to buy companies that we believe offer strong growth prospects and are trading at significantly cheaper levels than they have in many years. Following the worst investment period in a generation, we believe the Pacific region’s markets hold some of the best long-term investment opportunities that we have ever seen. However, the turning point to better stock performance is uncertain because many of the region’s economies continue to face near-term challenges due primarily to external factors.

Many of the short-term investors, the “fast money” that bid up stocks in illiquid markets, including India, Southeast Asia, and even Taiwan and South Korea as they soared, have already sold a substantial portion of their holdings. This presents us, as patient long-term investors, with immense opportunity. We have been buying excellent growth stocks at prices below the tangible value of their assets. While we view the selling as overdone and acknowledge that volatility is likely to continue, we think the majority of the selling is done.

We have resisted making any bold shifts in our strategy and continue to overweight the best growth companies in the fastest-growing markets—China and India—and underweight the slower-growing, export-driven value markets, such as South Korea and Taiwan. Established, larger-capitalization companies dominate these mature economies. Both depend heavily on exports for gross domestic product (GDP) growth and, therefore, are likely to face a tough period going forward, particularly because of their exposure to the U.S. economy and its financial system. Although Taiwan’s improving relationship with China is a longer-term positive, the benefit will not be felt in the near term as it focuses on the current crisis.

We avoided owning cyclical companies in South Korea and Taiwan, two of the larger markets in Asia. Over the past six months, we reduced our exposure in South Korea. We are also significantly underweight in Taiwan. However, our largest purchase during the period was Taiwan Semiconductor, which we bought as its stock fell almost 50% from its midyear high. The company generates consistent earnings growth, holds a substantial cash reserve, and has a minimal amount of debt. Although its end markets have weakened, the chipmaker has virtually no competition.

The portfolio’s relative returns also benefited from our large position in South Korea-based household products and cosmetics manufacturer LG Household & Health Care. As the period progressed, we trimmed our consumer staples exposure as valuations became relatively high. We have become somewhat wary about the defensive characteristics of this sector given the economic problems. We fear demand may falter should the global malaise continue.

ASEAN MARKETS APPEAR ATTRACTIVE

One tactical shift we began to employ late in the reporting period was an additional allocation to the Association of Southeast Asian Nations (ASEAN) region. ASEAN markets reflect, to a large extent, the opposite of many of the adverse trends we see around the world today. For example, the region is one of the few places where operating leverage offers upside potential and less downside risk. It has low levels of debt, and bank credit growth has remained below GDP growth, which is unusual for emerging markets. Because these economies have diversified substantially, and their focus has shifted to areas where they have a competitive advantage—food, manufacturing, tourism, and services—investment flows have begun to return.

We have added positions in Thai and Malaysian banks that we have followed closely for many years, although we had not invested in them recently because their shares appeared to be overvalued. The banking industry in these markets is quite consolidated. These are conservatively run institutions with little reliance on outside funding, and they are relatively cheap. Among our largest additions in the past six months was Bumiputra-Commerce, the second-largest bank in Malaysia and the third-largest listed company on its exchange. We also selectively purchased telecommunications and retailing firms in Indonesia and Thailand. For example, we established new positions in Telekomunikasi Indonesia, which is generating excellent growth in cellular, fixed line, and Internet subscriptions in its home market, and CP ALL, which operates 7-Eleven convenience stores in Thailand. Overall, we think the region has become relatively inexpensive and earnings expectations are at cyclical lows.

OUTLOOK

We continue to take a long-term approach to our investments in China and India, which we view as the region’s growth engine. Since both are major importers of oil, their economies should benefit from the decline in energy prices, which have pulled back sharply from recent peaks. Additionally, interest rates appear to have peaked in India and are coming down in China. However, both economies face deteriorating growth. Many companies in these markets may continue to suffer in the near term due to a lack of earnings and cash flow predictability.

Despite the global credit concerns, consumption in China continues to hold up well, increasing the attractiveness of domestic retailers. Although we remain concerned about the Chinese government’s interventions on pricing, which have restricted earnings growth in some industries, this should unwind as inflationary pressures ease. We see compelling opportunities in transportation infrastructure in India and China, as both governments are attempting to support economic growth by providing a stimulus to these projects. South Korea and Taiwan remain relatively less attractive due to their slower-growth prospects and reliance on exports rather than domestic demand.

We believe that successful, long-term investing demands disciplined adherence to an investment philosophy. The ability to see through short-term momentum, keep the big picture in perspective, and focus on the underlying fundamentals are the cornerstones of our investing process. We intend to continue concentrating on our core strength—namely, identifying companies with strong management, sustainable earnings growth, and reasonable valuations, resulting in a portfolio of high-quality companies. As always, we remain committed to identifying the themes and emerging trends that are shaping the investment landscape in order to find the region’s best growth companies.

In this challenging and volatile environment, we will continue to work diligently on your behalf. Thank you for your continued support.

Respectfully submitted,

Frances Dydasco
Chairman of the fund’s Investment Advisory Committee

November 19, 2008

The committee chairman has day-to-day responsibility for managing the portfolio and works with committee members in developing and executing the fund’s investment program.

RISKS OF INTERNATIONAL INVESTING

Funds that invest overseas generally carry more risk than funds that invest strictly in U.S. assets. Funds investing in a single country or in a limited geographic region tend to be riskier than more diversified funds. Risks can result from varying stages of economic and political development; differing regulatory environments, trading days, and accounting standards; and higher transaction costs of non-U.S. markets. Non-U.S. investments are also subject to currency risk, or a decline in the value of a foreign currency versus the U.S. dollar, which reduces the dollar value of securities denominated in that currency.

GLOSSARY

Gross domestic product (GDP): GDP is the total market value of all goods and services produced in a country in a given year.

Lipper averages: The averages of available mutual fund performance returns for specified time periods in defined categories as tracked by Lipper Inc.

MSCI All Country Asia Ex-Japan Index: An index that measures equity market performance of developed and emerging countries in Asia, excluding Japan.

MSCI Emerging Markets Index: A capitalization-weighted index of stocks from emerging market countries that only includes securities that may be traded by foreign investors.

Yield curve: A graphic depiction of the relationship between yields and maturity dates for a set of similar securities, such as Treasuries or municipal securities. Yield curves typically slope upward, indicating that longer maturities offer higher yields. When the yield curve is flat, there is little or no difference between the yields offered by shorter- and longer-term securities.

Performance and Expenses

GROWTH OF $10,000

This chart shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The result is compared with benchmarks, which may include a broad-based market index and a peer group average or index. Market indexes do not include expenses, which are deducted from fund returns as well as mutual fund averages and indexes.

AVERAGE ANNUAL COMPOUND TOTAL RETURN

This table shows how the fund would have performed each year if its actual (or cumulative) returns for the periods shown had been earned at a constant rate.

FUND EXPENSE EXAMPLE

As a mutual fund shareholder, you may incur two types of costs: (1) transaction costs, such as redemption fees or sales loads, and (2) ongoing costs, including management fees, distribution and service (12b-1) fees, and other fund expenses. The following example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the most recent six-month period and held for the entire period.

Actual Expenses
The first line of the following table (“Actual”) provides information about actual account values and expenses based on the fund’s actual returns. You may use the information in this line, together with your account balance, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes
The information on the second line of the table (“Hypothetical”) is based on hypothetical account values and expenses derived from the fund’s actual expense ratio and an assumed 5% per year rate of return before expenses (not the fund’s actual return). You may compare the ongoing costs of investing in the fund with other funds by contrasting this 5% hypothetical example and the 5% hypothetical examples that appear in the shareholder reports of the other funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

Note: T. Rowe Price charges an annual small-account maintenance fee of $10, generally for accounts with less than $2,000 ($500 for UGMA/UTMA). The fee is waived for any investor whose T. Rowe Price mutual fund accounts total $25,000 or more, accounts employing automatic investing, and IRAs and other retirement plan accounts that utilize a prototype plan sponsored by T. Rowe Price (although a separate custodial or administrative fee may apply to such accounts). This fee is not included in the accompanying table. If you are subject to the fee, keep it in mind when you are estimating the ongoing expenses of investing in the fund and when comparing the expenses of this fund with other funds.

You should also be aware that the expenses shown in the table highlight only your ongoing costs and do not reflect any transaction costs, such as redemption fees or sales loads. Therefore, the second line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. To the extent a fund charges transaction costs, however, the total cost of owning that fund is higher.

The accompanying notes are an integral part of these financial statements.

Portfolio of Investments ‡

(Cost and value in $000s)

CHINA 35.3%

Common Stocks 35.3%

	Shares/$ Par	Value
Alibaba.com (HKD) (1)(2)	35,014,000	21,005
Anhui Expressway (HKD) (4)	33,118,000	12,495
Beijing Capital International Airport (HKD) (1)	58,884,000	33,790
Beijing Datang Power (HKD) (1)	73,666,000	27,504
China COSCO (HKD) (1)	31,424,500	17,153
China Merchants (HKD)	9,896,000	23,399
China Resources Land (HKD) (1)	35,458,000	36,498
China Shenhua Energy (HKD)	15,426,500	28,577
China Shipping Container Lines (HKD) (1)	135,184,000	15,322
Gome Electrical Appliances (HKD) (1)	168,282,000	32,877
Guangshen Railway (HKD) (1)(4)	147,832,000	56,634
Hengan International (HKD) (1)	15,497,000	43,706
Li Ning (HKD) (1)	9,035,000	10,989
Maoye International (HKD)	64,176,000	3,616
Ping An Insurance (HKD) (1)	5,576,000	24,127
Ports Design (HKD) (1)	2,467,500	2,816
Shanghai Electric (HKD) (2)	3,294,000	972
Shanghai Industrial (HKD)	19,738,000	31,346
Sina (USD) (2)	770,000	24,948
Tencent Holdings (HKD) (1)	4,731,200	34,167
Tianjin Development (HKD) (1)(4)	41,180,000	11,309
Tsing Tao Brewery (HKD) (1)	23,564,000	42,403
Uni President China (HKD) (2)	51,432,000	10,736
Want Want (HKD) (1)	41,965,000	15,803
Wumart Stores (HKD) (4)	34,904,000	28,413
Xinao Gas (HKD)	43,620,000	36,849
Zhejiang Expressway (HKD)	37,708,000	18,242
Total China (Cost $1,096,057)		645,696

HONG KONG 1.6%

Common Stocks 1.6%

	Shares/$ Par	Value
Hong Kong Exchanges	495,900	5,069

Shangri-La Asia	17,657,326	24,697
Total Hong Kong (Cost $44,701)		29,766

INDIA 29.6%

Common Stocks 29.6%

Bajaj Auto	2,049,957	22,945
Bajaj Finserv	2,064,826	5,148
BF Utilities (2)	1,576,140	21,749
Bharat Forge	2,878,229	6,107
Container Corporation of India	4,270,903	53,756
DLF Limited	7,936,891	36,902
Exide Industries	20,953,255	21,156
GMR Infrastructure (2)	17,599,158	18,192
GVK Power & Infrastructure (2)(4)	49,643,890	11,284
Himatsingka Seide (2)(4)	6,306,267	3,789
Housing Development Finance	1,083,969	40,007
India Infoline	13,388,533	15,704
ITC	8,016,748	25,373
Jaiprakash Associates	6,774,540	9,982
Kalindee Rail Nirman Engineers (4)	923,900	2,156
Marico Limited	18,552,326	18,965
Maruti Suzuki India	2,776,533	32,306
Mundra Port (2)	2,574,492	16,587
Mundra Port & Sez Limited	1,625,082	11,970
Phoenix Mills (4)	6,719,654	7,088
Power Trading Corporation of India (4)	17,305,365	18,724
PVR (4)	340,211	654
PVR (Lock-Up Shares) (2)(4)	1,000,000	1,896
Redington India (4)	5,147,915	18,315
Shree Renuka Sugars (4)	13,947,703	14,498
Sintex Industries	2,980,051	8,841
Srei Infrastructure Finance (4)	9,577,473	9,601
Sterlite Industries India	2,513,152	15,003
Sterlite Industries India, ADS (USD) (1)	976,338	6,044

Sun TV Network	5,626,622	17,468
Suzlon Energy	1,578,604	1,445
Suzlon Energy, Class A	4,914,386	4,412
Television Eighteen India (4)	3,847,456	6,907
United Spirits Limited (2)	1,916,399	35,277
Total India (Cost $1,233,118)		540,251
INDONESIA 1.4%		
Common Stocks 1.4%		
PT Bumi Resources	53,120,500	8,561
Telekomunikasi	33,684,000	16,953
Total Indonesia (Cost $50,954)		25,514
MALAYSIA 4.5%		
Common Stocks 4.5%		
Bumiputra Commerce	23,145,235	40,176
IOI	29,053,400	22,927
Malayan Banking	10,156,900	15,417
Rexit (4)	14,601,000	3,495
Total Malaysia (Cost $119,035)		82,015
PHILIPPINES 0.9%		
Common Stocks 0.9%		
International Container Terminal Services	55,693,500	16,238
Total Philippines (Cost $24,382)		16,238
SINGAPORE 6.0%		
Common Stocks 6.0%		
Capitamall Trust, REIT	3,214,000	4,208
Goodpack	18,932,000	15,905
Goodpack, Warrants, 7/16/09 (2)	2,527,500	546

Olam International (1)	33,209,000	28,849
Singapore Exchange	5,390,000	18,964
Starhub	12,518,000	20,085
Wilmar International (1)	12,420,000	20,988
Total Singapore (Cost $124,448)		109,545

SOUTH KOREA 7.3%

Common Stocks 7.3%

Hanwha Non-Life Insurance (2)(4)	1,040,390	5,761
Kiwoom Securities	372,598	8,706
Kiwoom Securities, Rights, 11/18/08 (2)	55,779	562
LG Household & Health Care	282,437	39,982
LS Industrial Systems (4)	1,497,033	41,568
Samsung Fine Chemicals (4)	1,323,503	36,219
Total South Korea (Cost $166,006)		132,798

TAIWAN 6.5%

Common Stocks 6.5%

Chang Hwa Commerical Bank	8,488,000	3,318
Chunghwa Telecom	1,915,830	3,156
Taiwan Glass Industrial	46,265,186	22,348
Taiwan Semiconductor	49,615,000	73,414
U-Ming Marine Transport	14,603,000	17,161
Total Taiwan (Cost $173,925)		119,397

THAILAND 2.6%

Common Stocks 2.6%

Bangkok Bank	4,147,700	8,442
Bangkok Bank, NVDR	2,145,600	4,364
CP Seven Eleven	46,739,800	10,268
Kasikornbank	7,981,600	11,634
Kasikornbank, NVDR	1,685,800	2,459

Siam Commercial Bank	7,409,300	11,309
Total Thailand (Cost $55,332)		48,476

SHORT-TERM INVESTMENTS 3.1%

Money Market Funds 3.1%		
T. Rowe Price Reserve Investment Fund, 2.91% (3)(4)	56,701,825	56,702
Total Short-Term Investments (Cost $56,702)		56,702

SECURITIES LENDING COLLATERAL 7.1%

Investments in Pooled Account Managed by JPMorgan Chase Bank, London 7.1%

Bank Notes 0.3%		
American Express Centurion, VR, 4.409%, 2/17/09	3,290,981	3,254
Wachovia Bank, VR, 1.11%, 2/23/09	2,413,386	2,389
		5,643
Certificates of Deposit 0.2%		
Bank of Montreal Chicago, VR, 2.829%, 3/12/09	3,290,981	3,264
		3,264
Medium-Term Notes 2.3%		
Bank of Ireland, VR, 1.13%, 12/29/08	6,581,963	6,543
Bear Stearns, VR, 0.333%, 12/4/08	2,084,288	2,082
Bear Stearns, VR, 0.38%, 3/23/09	1,096,994	1,093
Citigroup Funding, VR, 1.11%, 3/16/09	4,662,224	4,642
Commonwealth Bank Australia, VR, 4.152%, 6/8/09	5,484,969	5,438
Goldman Sachs, VR, 0.38%, 2/13/09	4,168,576	4,112
JPMorgan Chase, VR, 2.93%, 6/2/09	3,400,681	3,395
K2(USA), VR, 1.12%, 6/19/09	4,061,314	3,954
Merrill Lynch, VR, 2.853%, 5/8/09	1,096,994	1,054
SLM Corporation, VR, 2.912%, 12/15/08	7,459,558	7,426

Affiliated Companies

($000s)

The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control.

Affiliate	Purchase Cost	Sales Cost	Investment Income	Value 10/31/08	Value 10/31/07
Anhui Expressway	$ -	$ 2,036	$ 1,010	$ 12,495	$ 29,055
Gateway Distriparks	-	-	-	-	17,062
Guangshen Railway	65,921	15,216	1,880	56,634	66,139
GVK Power & Infrastructure	-	6,761	-	11,284	98,815
Hanwha Non-Life Insurance	-	7,730	-	5,761	62,517
Himatsingka Seide	51	2,461	-	3,789	18,312
Igarashi Motors India	-	-	-	-	1,264
Kalindee Rail Nirmank Engineers	10,057	-	20	2,156	-
LS Industrial Systems	43,599	24,817	1,250	41,568	*
Phoenix Mills	-	3,179	147	7,088	71,952
Power Trading Corporation of India	18,072	5,837	411	18,724	44,420
PVR	-	-	9	654	1,664
PVR (Lock-Up Shares)	-	-	25	1,896	4,839
Redington India	11,392	2	391	18,315	*
Rexit	-	406	161	3,495	11,338
Samsung Fine Chemicals	15,050	6,433	629	36,219	*
Shree Renuka Sugars	39,104	4,887	44	14,498	-
Srei Infrastructure Finance	10,134	4,359	255	9,601	29,568
Television Eighteen India	-	-	-	**	52,516
Tianjin Development	21,697	15,824	765	11,309	*

The accompanying notes are an integral part of these financial statements.

Statement of Assets and Liabilities

($000s, except shares and per share amounts)

Assets	
Investments in securities, at value (cost $3,274,908)	$ 1,936,207
Receivable for investment securities sold	32,216
Foreign currency (cost $15,430)	15,417
Receivable for shares sold	5,605
Dividends and interest receivable	2,231
Other assets	19,590
Total assets	2,011,266
Liabilities	
Obligation to return securities lending collateral	130,248
Payable for investment securities purchased	24,833
Payable for shares redeemed	5,452
Investment management fees payable	1,390
Due to affiliates	423
Other liabilities	21,364
Total liabilities	183,710
NET ASSETS	$ 1,827,556
Net Assets Consist of:	
Undistributed net investment income	$ 84,508
Accumulated undistributed net realized loss	(37,968)
Net unrealized loss	(1,338,872)
Paid-in capital applicable to 228,017,425 shares of $0.01 par value capital stock outstanding; 4,500,000,000 shares of the Corporation authorized	3,119,888
NET ASSETS	$ 1,827,556
NET ASSET VALUE PER SHARE	$ 8.01

The accompanying notes are an integral part of these financial statements.

The accompanying notes are an integral part of these financial statements.

Statement of Changes in Net Assets

($000s)

	Year Ended 10/31/08	10/31/07
Increase (Decrease) in Net Assets		
Operations		
Net investment income	$ 97,599	$ 48,431
Net realized gain (loss)	(39,181)	457,625
Change in net unrealized gain (loss)	(3,824,211)	2,090,102
Increase (decrease) in net assets from operations	(3,765,793)	2,596,158
Distributions to shareholders		
Net investment income	(44,638)	(29,243)
Net realized gain	(411,182)	(221,351)
Decrease in net assets from distributions	(455,820)	(250,594)
Capital share transactions*		
Shares sold	1,375,007	2,014,801
Distributions reinvested	382,771	230,172
Shares redeemed	(1,624,423)	(561,775)
Redemption fees received	2,573	1,188
Increase in net assets from capital share transactions	135,928	1,684,386
Net Assets		
Increase (decrease) during period	(4,085,685)	4,029,950
Beginning of period	5,913,241	1,883,291
End of period	**$ 1,827,556**	**$ 5,913,241**
Undistributed net investment income	84,508	43,044
*Share information		
Shares sold	79,235	115,276
Distributions reinvested	18,855	17,053
Shares redeemed	(105,115)	(33,051)
Increase (decrease) in shares outstanding	(7,025)	99,278

The accompanying notes are an integral part of these financial statements.

NOTES TO FINANCIAL STATEMENTS

T. Rowe Price International Funds, Inc. (the corporation), is registered under the Investment Company Act of 1940 (the 1940 Act). The New Asia Fund (the fund), a nondiversified, open-end management investment company, is one portfolio established by the corporation. The fund commenced operations on September 28, 1990. The fund seeks long-term growth of capital through investments in companies located (or with primary operations) in Asia (excluding Japan).

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

Basis of Preparation The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America, which require the use of estimates made by fund management. Fund management believes that estimates and security valuations are appropriate; however, actual results may differ from those estimates, and the security valuations reflected in the financial statements may differ from the value the fund ultimately realizes upon sale of the securities.

Investment Transactions, Investment Income, and Distributions Income and expenses are recorded on the accrual basis. Premiums and discounts on debt securities are amortized for financial reporting purposes. Dividends received from mutual fund investments are reflected as dividend income; capital gain distributions are reflected as realized gain/loss. Dividend income and capital gain distributions are recorded on the ex-dividend date. Income tax-related interest and penalties, if incurred, would be recorded as income tax expense. Investment transactions are accounted for on the trade date. Realized gains and losses are reported on the identified cost basis. Distributions to shareholders are recorded on the ex-dividend date. Income distributions are declared and paid on an annual basis. Capital gain distributions, if any, are declared and paid by the fund, typically on an annual basis.

Currency Translation Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as quoted by a major bank. Purchases and sales of securities, income, and expenses are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction. The effect of changes in foreign currency exchange rates on realized and unrealized security gains and losses is reflected as a component of security gains and losses.

Credits The fund earns credits on temporarily uninvested cash balances at the custodian that reduce the fund’s custody charges. Custody expense in the accompanying financial statements is presented before reduction for credits.

Redemption Fees A 2% fee is assessed on redemptions of fund shares held for 90 days or less to deter short-term trading and to protect the interests of long-term shareholders. Redemption fees are withheld from proceeds that shareholders receive from the sale or exchange of fund shares. The fees are paid to the fund, and are recorded as an increase to paid-in capital. The fees may cause the redemption price per share to differ from the net asset value per share.

New Accounting Pronouncements Effective November 1, 2007, the fund adopted Financial Accounting Standards Board (FASB) Interpretation No. 48 (FIN 48), Accounting for Uncertainty in Income Taxes, a clarification of FASB Statement No. 109, Accounting for Income Taxes. FIN 48 establishes financial accounting and disclosure requirements for recognition and measurement of tax positions taken or expected to be taken on an income tax return. The adoption of FIN 48 had no impact on the fund’s net assets or results of operations.

In September 2006, the Financial Accounting Standards Board (FASB) released Statement of Financial Accounting Standards No. 157 (FAS 157), Fair Value Measurements. FAS 157 defines fair value, establishes the framework for measuring fair value, and expands the disclosure of fair value measurements in the financial statements. It is effective for the fund’s fiscal year beginning November 1, 2008. Management expects adoption of FAS 157 will have no material impact on the fund’s net assets or results of operations.

In March 2008, the Financial Accounting Standards Board issued Statement of Financial Accounting Standards No. 161 (FAS 161), Disclosures about Derivative Instruments and Hedging Activities, which is effective for fiscal years and interim periods beginning after November 15, 2008. FAS 161 requires enhanced disclosures about derivative and hedging activities, including how such activities are accounted for and their effect on financial position, performance and cash flows. Management is currently evaluating the impact the adoption of FAS 161 will have on the fund’s financial statements and related disclosures.

NOTE 2 - VALUATION

The fund values its investments and computes its net asset value per share at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day that the NYSE is open for business.

Equity securities listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made, except for OTC Bulletin Board securities, which are valued at the mean of the latest bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the latest bid and asked prices for domestic securities and the last quoted sale price for international securities. Debt securities with remaining maturities of less than one year at the time of acquisition generally use amortized cost in local currency to approximate fair value. However, if amortized cost is deemed not to reflect fair value or the fund holds a significant amount of such securities with remaining maturities of more than 60 days, the securities are valued at prices furnished by dealers who make markets in such securities or by an independent pricing service.

Investments in mutual funds are valued at the mutual fund’s closing net asset value per share on the day of valuation.

Other investments, including restricted securities, and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund’s Board of Directors.

For valuation purposes, the last quoted prices of non-U.S. equity securities may be adjusted under the circumstances described below. If the fund determines that developments between the close of a foreign market and the close of the NYSE will, in its judgment, materially affect the value of some or all of its portfolio securities, the fund will adjust the previous closing prices to reflect what it believes to be the fair value of the securities as of the close of the NYSE. In deciding whether it is necessary to adjust closing prices to reflect fair value, the fund reviews a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. A fund may also fair value securities in other situations, such as when a particular foreign market is closed but the fund is open. The fund uses outside pricing services to provide it with closing prices and information to evaluate and/or adjust those prices. The fund cannot predict how often it will use closing prices and how often it will determine it necessary to adjust those prices to reflect fair value. As a means of evaluating its security valuation process, the fund routinely compares closing prices, the next day’s opening prices in the same markets, and adjusted prices.

NOTE 3 - INVESTMENT TRANSACTIONS

Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks or to enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund’s prospectus and Statement of Additional Information.

Emerging Markets At October 31, 2008, approximately 89% of the fund’s net assets were invested, directly or through its investments in T. Rowe Price institutional funds, in securities of companies located in emerging markets or denominated in or linked to the currencies of emerging market countries. Future economic or political developments could adversely affect the liquidity or value, or both, of such securities.

Repurchase Agreements All repurchase agreements are fully collateralized by U.S. government securities or AAA-rated asset-backed securities. Collateral is in the possession of the fund’s custodian or, for tri-party agreements, the custodian designated by the agreement. Collateral is evaluated daily to ensure that its market value exceeds the delivery value of the repurchase agreements at maturity. Although risk is mitigated by the collateral, the fund could experience a delay in recovering its value and a possible loss of income or value if the counter-party fails to perform in accordance with the terms of the agreement.

Securities Lending The fund lends its securities to approved brokers to earn additional income. It receives as collateral cash and U.S. government securities valued at 102% to 105% of the value of the securities on loan. Cash collateral is invested by the fund’s lending agent(s) in accordance with investment guidelines approved by fund management. Although risk is mitigated by the collateral, the fund could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities or if collateral investments decline in value. Securities lending revenue recognized by the fund consists of earnings on invested collateral and borrowing fees, net of any rebates to the borrower and compensation to the lending agent. On October 31, 2008, the value of loaned securities was $128,368,000; aggregate collateral received included U.S. government securities valued at $2,240,000.

Other Purchases and sales of portfolio securities, other than short-term securities, aggregated $2,240,062,000 and $2,445,888,000, respectively, for the year ended October 31, 2008.

NOTE 4 - FEDERAL INCOME TAXES

No provision for federal income taxes is required since the fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and distribute to shareholders all of its taxable income and gains. Distributions are determined in accordance with Federal income tax regulations, which differ from generally accepted accounting principles, and, therefore, may differ significantly in amount or character from net investment income and realized gains for financial reporting purposes. Financial reporting records are adjusted for permanent book/tax differences to reflect tax character but are not adjusted for temporary differences.

Reclassifications to paid-in capital relate primarily to a tax practice that treats a portion of the proceeds from each redemption of capital shares as a distribution of taxable net investment income and/or realized capital gain. Reclassifications between income and gain relate primarily to the character of currency gains and losses. For the year ended October 31, 2008, the following reclassifications, which had no impact on results of operations or net assets, were recorded to reflect tax character:

Distributions during the years ended October 31, 2008 and October 31, 2007 were characterized for tax purposes as follows:

At October 31, 2008, the tax-basis cost of investments and components of net assets were as follows:

The difference between book-basis and tax-basis net unrealized appreciation (depreciation) is attributable to the deferral of losses from wash sales for tax purposes. The fund intends to retain realized gains to the extent of available capital loss carryforwards. As of October 31, 2008, all unused capital loss carryforwards expire in fiscal 2016.

NOTE 5 - FOREIGN TAXES

The fund is subject to foreign income taxes imposed by certain countries in which it invests. Additionally, capital gains realized by the fund upon disposition of securities issued in or by certain foreign countries are subject to capital gains tax imposed by those countries. All taxes are computed in accordance with the applicable foreign tax law, and, to the extent permitted, capital losses are used to offset capital gains. Tax expense attributable to income is accrued by the fund as a reduction of income. Current and deferred tax expense attributable to net capital gains is reflected as a component of realized and/or change in unrealized gain/loss on securities in the accompanying financial statements. At October 31,2008, the fund had no deferred tax liability attributable to foreign securities and $47,077,000 of foreign capital loss carryforwards, including $7,081,000 that expire in 2016, $39,996,000 that expire in 2017.

NOTE 6 - RELATED PARTY TRANSACTIONS

The fund is managed by T. Rowe Price International, Inc. (the manager), a wholly owned subsidiary of T. Rowe Price Associates, Inc. (Price Associates), which is wholly owned by T. Rowe Price Group, Inc. The investment management agreement between the fund and the manager provides for an annual investment management fee, which is computed daily and paid monthly. The fee consists of an individual fund fee, equal to 0.50% of the fund’s average daily net assets, and a group fee. The group fee rate is calculated based on the combined net assets of certain mutual funds sponsored by Price Associates (the group) applied to a graduated fee schedule, with rates ranging from 0.48% for the first $1 billion of assets to 0.285% for assets in excess of $220 billion. The fund’s group fee is determined by applying the group fee rate to the fund’s average daily net assets. At October 31, 2008, the effective annual group fee rate was 0.30%.

In addition, the fund has entered into service agreements with Price Associates and two wholly owned subsidiaries of Price Associates (collectively, Price). Price Associates computes the daily share price and provides certain other administrative services to the fund. T. Rowe Price Services, Inc., provides shareholder and administrative services in its capacity as the fund’s transfer and dividend disbursing agent. T. Rowe Price Retirement Plan Services, Inc., provides subaccounting and recordkeeping services for certain retirement accounts invested in the fund. For the year ended October 31, 2008, expenses incurred pursuant to these service agreements were $171,000 for Price Associates, $3,073,000 for T. Rowe Price Services, Inc., and $190,000 for T. Rowe Price Retirement Plan Services, Inc. The total amount payable at period-end pursuant to these service agreements is reflected as Due to Affiliates in the accompanying financial statements.

The fund is also one of several mutual funds sponsored by Price Associates (underlying Price funds) in which the T. Rowe Price Spectrum Funds (Spectrum Funds) may invest. The Spectrum Funds do not invest in the underlying Price funds for the purpose of exercising management or control. Pursuant to a special servicing agreement, expenses associated with the operation of the Spectrum Funds are borne by each underlying Price fund to the extent of estimated savings to it and in proportion to the average daily value of its shares owned by the Spectrum Funds. Expenses allocated under this agreement are reflected as shareholder servicing expense in the accompanying financial statements. For the year ended October 31, 2008, the fund was allocated $45,000 of Spectrum Funds’ expenses, of which $31,000 related to services provided by Price. The amount payable at period-end pursuant to this agreement is reflected as Due to Affiliates in the accompanying financial statements. Additionally, redemption fees received by the Spectrum Funds are allocated to each underlying Price fund in proportion to the average daily value of its shares owned by the Spectrum Funds. $3,000 of redemption fees reflected in the accompanying financial statements were received from the Spectrum Funds. At October 31, 2008, approximately 1% of the outstanding shares of the fund were held by the Spectrum Funds.

The fund may invest in the T. Rowe Price Reserve Investment Fund and the T. Rowe Price Government Reserve Investment Fund (collectively, the T. Rowe Price Reserve Investment Funds), open-end management investment companies managed by Price Associates and considered affiliates of the fund. The T. Rowe Price Reserve Investment Funds are offered as cash management options to mutual funds, trusts, and other accounts managed by Price Associates and/or its affiliates and are not available for direct purchase by members of the public. The T. Rowe Price Reserve Investment Funds pay no investment management fees.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors of T. Rowe Price International Funds, Inc. and Shareholders of T. Rowe Price New Asia Fund

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of T. Rowe Price New Asia Fund (one of the portfolios comprising T. Rowe Price International Funds, Inc., hereafter referred to as the “Fund”) at October 31, 2008, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fund’s management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 2008, by correspondence with the custodian, and confirmation of the underlying fund by correspondence with the transfer agent, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Baltimore, Maryland
December 12, 2008

TAX INFORMATION (UNAUDITED) FOR THE TAX YEAR ENDED 10/31/08

We are providing this information as required by the Internal Revenue Code. The amounts shown may differ from those elsewhere in this report because of differences between tax and financial reporting requirements.

The fund’s distributions to shareholders included:

• $53,574,000 from short-term capital gains

• $357,141,000 from long-term capital gains, subject to the 15% rate gains category.

For taxable non-corporate shareholders, $99,851,000 of the fund’s income represents qualified dividend income subject to the 15% rate category.

The fund will pass through foreign source income of $97,827,000 and foreign taxes paid of $3,464,000.

INFORMATION ON PROXY VOTING POLICIES, PROCEDURES, AND RECORDS

A description of the policies and procedures used by T. Rowe Price funds and portfolios to determine how to vote proxies relating to portfolio securities is available in each fund’s Statement of Additional Information, which you may request by calling 1-800-225-5132 or by accessing the SEC’s Web site, www.sec.gov. The description of our proxy voting policies and procedures is also available on our Web site, www.troweprice.com. To access it, click on the words “Our Company” at the top of our corporate homepage. Then, when the next page appears, click on the words “Proxy Voting Policies” on the left side of the page.

Each fund’s most recent annual proxy voting record is available on our Web site and through the SEC’s Web site. To access it through our Web site, follow the directions above, then click on the words “Proxy Voting Records” on the right side of the Proxy Voting Policies page.

HOW TO OBTAIN QUARTERLY PORTFOLIO HOLDINGS

The fund files a complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available electronically on the SEC’s Web site (www.sec.gov); hard copies may be reviewed and copied at the SEC’s Public Reference Room, 450 Fifth St. N.W., Washington, DC 20549. For more information on the Public Reference Room, call 1-800-SEC-0330.

ABOUT THE FUND’S DIRECTORS AND OFFICERS

Your fund is governed by a Board of Directors (Board) that meets regularly to review a wide variety of matters affecting the fund, including performance, investment programs, compliance matters, advisory fees and expenses, service providers, and other business affairs. The Board elects the fund’s officers, who are listed in the final table. At least 75% of Board members are independent of T. Rowe Price Associates, Inc. (T. Rowe Price), and T. Rowe Price International, Inc. (T. Rowe Price International); “inside” or “interested” directors are employees or officers of T. Rowe Price. The business address of each director and officer is 100 East Pratt Street, Baltimore, Maryland 21202. The Statement of Additional Information includes additional information about the fund directors and is available without charge by calling a T. Rowe Price representative at 1-800-225-5132.

Independent Directors

Name
(Year of Birth)	Principal Occupation(s) During Past Five Years and Directorships of
Year Elected*	Other Public Companies

Jeremiah E. Casey	Director, National Life Insurance (2001 to 2005); Director, The Rouse
(1940)	Company, real estate developers (1990 to 2004)
2006

Anthony W. Deering	Chairman, Exeter Capital, LLC, a private investment firm (2004
(1945)	to present); Director, Under Armour (8/08 to present); Director,
1991	Vornado Real Estate Investment Trust (3/04 to present); Director,
Mercantile Bankshares (2002 to 2007); Member, Advisory Board,
Deutsche Bank North America (2004 to present); Director, Chairman of the Board, and Chief Executive Officer, The Rouse Company, real estate developers (1997 to 2004)

Donald W. Dick, Jr.	Principal, EuroCapital Advisors, LLC, an acquisition and manage-
(1943)	ment advisory firm (10/95 to present); Chairman, The Haven Group,
1988	a custom manufacturer of modular homes (1/04 to present)

David K. Fagin	Chairman and President, Nye Corporation (6/88 to present);
(1938)	Director, Golden Star Resources Ltd. (5/92 to present); Director,
2001	Pacific Rim Mining Corp. (2/02 to present); Director, B.C. Corporation
(3/08 to present); Chairman, Canyon Resources Corp. (8/07 to
3/08); Director, Atna Resources Ltd. (3/08 to present)

Karen N. Horn	Director, Eli Lilly and Company (1987 to present); Director, Simon
(1943)	Property Group (2004 to present); Director, Federal National
2003	Mortgage Association (9/06 to present); Director, Norfolk Southern
(2/08 to present); Director, Georgia Pacific (5/04 to 12/05);
Managing Director and President, Global Private Client Services,
Marsh Inc. (1999 to 2003)

Theo C. Rodgers	President, A&R Development Corporation (1977 to present)
(1941)
2006

John G. Schreiber	Owner/President, Centaur Capital Partners, Inc., a real estate
(1946)	investment company (1991 to present); Partner, Blackstone Real
2001	Estate Advisors, L.P. (10/92 to present)

*Each independent director oversees 126 T. Rowe Price portfolios and serves until retirement, resignation, or election of a successor.

Inside Directors

Name
(Year of Birth)
Year Elected*
[Number of T. Rowe Price	Principal Occupation(s) During Past Five Years and Directorships of
Portfolios Overseen]	Other Public Companies

Edward C. Bernard	Director and Vice President, T. Rowe Price; Vice Chairman of the
(1956)	Board, Director, and Vice President, T. Rowe Price Group, Inc.;
2006	Chairman of the Board, Director, and President, T. Rowe Price
[126]	Investment Services, Inc.; Chairman of the Board and Director,
T. Rowe Price Global Asset Management Limited, T. Rowe Price
Global Investment Services Limited, T. Rowe Price Retirement
Plan Services, Inc., T. Rowe Price Savings Bank, and T. Rowe Price
Services, Inc.; Director, T. Rowe Price International, Inc.; Chief
Executive Officer, Chairman of the Board, Director, and President,
T. Rowe Price Trust Company; Chairman of the Board, all funds

Brian C. Rogers, CFA, CIC	Chief Investment Officer, Director, and Vice President, T. Rowe Price;
(1955)	Chairman of the Board, Chief Investment Officer, Director, and Vice
2006	President, T. Rowe Price Group, Inc.; Vice President, T. Rowe Price
[72]	Trust Company

*Each inside director serves until retirement, resignation, or election of a successor.

Officers

Name (Year of Birth)
Title and Fund(s) Served	Principal Occupation(s)

Ulle Adamson, CFA (1979)	Vice President, T. Rowe Price Group, Inc., and
Vice President, International Funds	T. Rowe Price International, Inc.; formerly
student, Sussex University and Stockholm
School of Economics (to 2003)

Christopher D. Alderson (1962)	Vice President, T. Rowe Price Group, Inc., and
Executive Vice President,	T. Rowe Price International, Inc.
International Funds

Jeffrey W. Arricale, CPA (1971)	Vice President, T. Rowe Price and T. Rowe Price
Vice President, International Funds	Group, Inc.

R. Scott Berg, CFA (1972)	Vice President, T. Rowe Price and T. Rowe Price
Executive Vice President,	Group, Inc.
International Funds

Mark C.J. Bickford-Smith (1962)	Vice President, T. Rowe Price Group, Inc., and
Vice President, International Funds	T. Rowe Price International, Inc.

Brian J. Brennan, CFA (1964)	Vice President, T. Rowe Price, T. Rowe Price
Vice President, International Funds	Group, Inc., and T. Rowe Price Trust Company

Jose Costa Buck (1972)	Vice President, T. Rowe Price Group, Inc., and
Vice President, International Funds	T. Rowe Price International, Inc.

Archibald A. Ciganer, CFA (1966)	Vice President, T. Rowe Price Global Investment
Vice President, International Funds	Services Limited; formerly Associate, Investment
Banking, CTI Tokyo (to 2003); Senior Associate,
Corporate Finance Tokyo (to 2005)

Richard N. Clattenburg, CFA (1979)	Vice President, T. Rowe Price; formerly Financial
Vice President, International Funds	Analyst, Goldman Sachs (to 2005)

Michael J. Conelius, CFA (1964)	Vice President, T. Rowe Price, T. Rowe Price
Executive Vice President,	Group, Inc., T. Rowe Price International, Inc.,
International Funds	and T. Rowe Price Trust Company

Ann B. Cranmer, FCIS (1947)	Vice President, T. Rowe Price Group, Inc., and
Assistant Vice President,	T. Rowe Price International, Inc.; Vice President
International Funds	and Secretary, T. Rowe Price Global Asset
Management Limited and T. Rowe Price Global
Investment Services Limited

Richard de los Reyes (1975)	Vice President, T. Rowe Price and T. Rowe
Vice President, International Funds	Price Group, Inc.; formerly Analyst, Soros Fund
Management (to 2006)

Frances Dydasco (1966)	Vice President, T. Rowe Price Group, Inc., and
Executive Vice President,	T. Rowe Price International, Inc.
International Funds

Mark J.T. Edwards (1957)	Vice President, T. Rowe Price Group, Inc., and
Vice President, International Funds	T. Rowe Price International, Inc.

Henry M. Ellenbogen (1973)	Vice President, T. Rowe Price and T. Rowe Price
Vice President, International Funds	Group, Inc.

Roger L. Fiery III, CPA (1959)	Vice President, T. Rowe Price, T. Rowe Price
Vice President, International Funds	Group, Inc., T. Rowe Price International, Inc.,
and T. Rowe Price Trust Company

May Foo, CFA (1977)	Vice President, T. Rowe Price International, Inc.
Vice President, International Funds

Niall P. Gallagher, CFA (1972)	Vice President, T. Rowe Price Group, Inc., and
Vice President, International Funds	T. Rowe Price International, Inc.; formerly
European Analyst and Portfolio Manager, Merrill
Lynch (London) (to 2006)

Robert N. Gensler (1957)	Vice President, T. Rowe Price, T. Rowe Price
Executive Vice President,	Group, Inc., and T. Rowe Price International, Inc.
International Funds

Rahul Ghosh (1976)	Vice President, T. Rowe Price International,
Vice President, International Funds	Inc.; formerly Financial Analyst, Warburg Pincus
(Singapore) (to 2004)

John R. Gilner (1961)	Chief Compliance Officer and Vice President,
Chief Compliance Officer,	T. Rowe Price; Vice President, T. Rowe Price
International Funds	Group, Inc., and T. Rowe Price Investment
Services, Inc.

Gregory S. Golczewski (1966)	Vice President, T. Rowe Price and T. Rowe Price
Vice President, International Funds	Trust Company

Benjamin Griffiths, CFA (1977)	Vice President, T. Rowe Price Group, Inc., and
Vice President, International Funds	T. Rowe Price International, Inc.; formerly
Investment Manager, Baillie Gifford (to 2006)

M. Campbell Gunn (1956)	Vice President, T. Rowe Price Global Investment
Executive Vice President,	Services Limited, T. Rowe Price Group, Inc., and
International Funds	T. Rowe Price International, Inc.

Gregory K. Hinkle, CPA (1958)	Vice President, T. Rowe Price, T. Rowe Price
Treasurer, International Funds	Group, Inc., T. Rowe Price Investment Services,
Inc., and T. Rowe Price Trust Company; formerly
Partner, PricewaterhouseCoopers LLP (to 2007)

Kris H. Jenner, M.D., D.Phil. (1962)	Vice President, T. Rowe Price and T. Rowe Price
Vice President, International Funds	Group, Inc.

Ian D. Kelson (1956)	Vice President, T. Rowe Price, T. Rowe Price
Executive Vice President,	Group, Inc., and T. Rowe Price International, Inc.
International Funds

Lillian Yan Li, CFA (1979)	Employee, T. Rowe Price; formerly Analyst,
Vice President, International Funds	Deutsche Bank (Hong Kong) (to 2007)

John D. Linehan, CFA (1965)	Vice President, T. Rowe Price, T. Rowe Price
Vice President, International Funds	Group, Inc., and T. Rowe Price Trust Company

Patricia B. Lippert (1953)	Assistant Vice President, T. Rowe Price and
Secretary, International Funds	T. Rowe Price Investment Services, Inc.

Anh Lu (1968)	Vice President, T. Rowe Price Group, Inc., and
Vice President, International Funds	T. Rowe Price International, Inc.

Sebastien Mallet (1974)	Vice President, T. Rowe Price Group, Inc., and
Vice President, International Funds	T. Rowe Price International, Inc.

Susanta Mazumdar (1968)	Vice President, T. Rowe Price Group, Inc., and
Vice President, International Funds	T. Rowe Price International, Inc.; formerly
Director of Equity Research, UBS India
Securities (to 2003)

Inigo Mijangos (1975)	Vice President, T. Rowe Price Group, Inc., and
Vice President, International Funds	T. Rowe Price International, Inc.; formerly
Analyst, Kepler Equities (to 2005); Financial
Analyst, Credit Agricole Indosuez Cheuvreux
(Spain) (to 2004)

Raymond A. Mills, Ph.D., CFA (1960)	Vice President, T. Rowe Price, T. Rowe Price
Executive Vice President,	Group, Inc., T. Rowe Price International, Inc.,
International Funds	and T. Rowe Price Trust Company

Philip A. Nestico (1976)	Vice President, T. Rowe Price and T. Rowe Price
Vice President, International Funds	Group, Inc.

Hwee Jan Ng, CFA (1966)	Vice President, T. Rowe Price Group, Inc., and
Vice President, International Funds	T. Rowe Price International, Inc.; formerly Vice
President of Equity Resarch, Merrill Lynch
Investment Managers (Singapore) (to 2005)

Elena Nikolaeva (1980)	Employee, T. Rowe Price; formerly Equity
Vice President, International Funds	Analyst, J.P. Morgan (London) (to 2007);
Analyst, PricewaterhouseCoopers LLP (London)
(to 2005)

Sridhar Nishtala (1975)	Vice President, T. Rowe Price International, Inc.;
Vice President, International Funds	formerly Analyst, JM Morgan Stanley Private
Limited (Mumbai) (to 2004)

Charles M. Ober, CFA (1950)	Vice President, T. Rowe Price and T. Rowe Price
Vice President, International Funds	Group, Inc.

David Oestreicher (1967)	Director and Vice President, T. Rowe Price
Vice President, International Funds	Investment Services, Inc., T. Rowe Price Trust
Company, and T. Rowe Price Services, Inc.; Vice
President, T. Rowe Price, T. Rowe Price Global
Asset Management Limited, T. Rowe Price
Global Investment Services Limited, T. Rowe
Price Group, Inc., T. Rowe Price International,
Inc., and T. Rowe Price Retirement Plan
Services, Inc.

Hiroaki Owaki, CFA (1962)	Vice President, T. Rowe Price Global Investment
Vice President, International Funds	Services Limited and T. Rowe Price Group, Inc.;
formerly Senior Investment Analyst, ABN Amro
Asset Management (to 2004)

Gonzalo Pángaro, CFA (1968)	Vice President, T. Rowe Price Group, Inc., and
Executive Vice President,	T. Rowe Price International, Inc.
International Funds

Austin Powell, CFA (1969)	Vice President, T. Rowe Price Global Investment
Vice President, International Funds	Services Limited and T. Rowe Price Group,
Inc.; formerly Fund Manager, INVESCO Asset
Management (Tokyo) (to 2004)

Frederick A. Rizzo (1969)	Vice President, T. Rowe Price International,
Vice President, International Funds	Inc.; formerly Analyst, F&C Asset Management
(London) (to 2006); Senior Equity Analyst,
Citigroup (London) (to 2004)

S. Leigh Robertson, CFA (1976)	Vice President, T. Rowe Price and T. Rowe Price
Executive Vice President,	International, Inc.
International Funds

Joseph Rohm (1966)	Vice President, T. Rowe Price Group, Inc., and
Vice President, International Funds	T. Rowe Price International, Inc.; formerly Equity
Analyst, Insight Investment (to 2005)

Christopher J. Rothery (1963)	Vice President, T. Rowe Price Group, Inc., and
Vice President, International Funds	T. Rowe Price International, Inc.

Jeffrey Rottinghaus, CPA (1970)	Vice President, T. Rowe Price and T. Rowe Price
Vice President, International Funds	Group, Inc.

Federico Santilli, CFA (1974)	Vice President, T. Rowe Price Group, Inc., and
Vice President, International Funds	T. Rowe Price International, Inc.

Francisco Sersale (1980)	Employee, T. Rowe Price; formerly Investment
Vice President, International Funds	Analyst, Explorador Capital Management, LLC
(to 2005); Paralegal, Morris, James, Hitchens &
Williams (to 2002)

Robert W. Sharps, CFA, CPA (1971)	Vice President, T. Rowe Price, T. Rowe Price
Vice President, International Funds	Group, Inc., and T. Rowe Price Trust Company

John C.A. Sherman (1969)	Vice President, T. Rowe Price Group, Inc., and
Vice President, International Funds	T. Rowe Price International, Inc.

Robert W. Smith (1961)	Vice President, T. Rowe Price, T. Rowe Price
Executive Vice President,	Group, Inc., and T. Rowe Price Trust Company
International Funds

Jonty Starbuck (1975)	Vice President, T. Rowe Price Group, Inc., and
Vice President, International Funds	T. Rowe Price International, Inc.

Miki Takeyama (1970)	Vice President, T. Rowe Price Global Investment
Vice President, International Funds	Services Limited and T. Rowe Price Group, Inc.

Dean Tenerelli (1964)	Vice President, T. Rowe Price Group, Inc., and
Executive Vice President,	T. Rowe Price International, Inc.
International Funds

Justin Thomson (1968)	Vice President, T. Rowe Price Group, Inc., and
Executive Vice President,	T. Rowe Price International, Inc.
International Funds

Mitchell J.K. Todd (1974)	Vice President, T. Rowe Price International, Inc.;
Vice President, International Funds	formerly Senior Research Analyst, F&C Asset
Management (to 2003)

Verena E. Wachnitz, CFA (1978)	Vice President, T. Rowe Price Group, Inc., and
Vice President, International Funds	T. Rowe Price International, Inc.

Julie L. Waples (1970)	Vice President, T. Rowe Price
Vice President, International Funds

David J.L. Warren (1957)	Director, T. Rowe Price, T. Rowe Price Global
President, International Funds	Asset Management Limited, and T. Rowe Price
Global Investment Services Limited; Vice
President, T. Rowe Price Group, Inc.; Chief
Executive Officer, Director, and President,
T. Rowe Price International, Inc.

Hiroshi Watanabe (1975)	Vice President, T. Rowe Price Global Investment
Vice President, International Funds	Services Limited; formerly Deputy Director,
Space Industry Office With the Ministry of
Economy (Tokyo) (to 2003)

Christopher S. Whitehouse (1972)	Vice President, T. Rowe Price Group, Inc., and
Vice President, International Funds	T. Rowe Price International, Inc.; formerly
Telecoms Analyst and Fund Manager, Deutsche
Asset Management (to 2005)

Clive M. Williams (1966)	Vice President, T. Rowe Price Group, Inc., and
Vice President, International Funds	T. Rowe Price International, Inc.

Ernest C. Yeung, CFA (1979)	Vice President, T. Rowe Price Group, Inc., and
Vice President, International Funds	T. Rowe Price International, Inc.

Alison Mei Ling Yip (1966)	Vice President, T. Rowe Price Group, Inc., and
Vice President, International Funds	T. Rowe Price International, Inc.; formerly
Analyst, Credit Suisse First Boston (to 2006)

Christopher Yip, CFA (1975)	Vice President, T. Rowe Price Group, Inc., and
Vice President, International Funds	T. Rowe Price International, Inc.; formerly
Senior Analyst, Mercer Management Consulting
(to 2004)

Unless otherwise noted, officers have been employees of T. Rowe Price or T. Rowe Price International for at least five years.

Item 2. Code of Ethics.

The registrant has adopted a code of ethics, as defined in Item 2 of Form N-CSR, applicable to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. A copy of this code of ethics is filed as an exhibit to this Form N-CSR. No substantive amendments were approved or waivers were granted to this code of ethics during the period covered by this report.

Item 3. Audit Committee Financial Expert.

The registrant’s Board of Directors/Trustees has determined that Ms. Karen N. Horn qualifies as an audit committee financial expert, as defined in Item 3 of Form N-CSR. Ms. Horn is considered independent for purposes of Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

(a) – (d) Aggregate fees billed to the registrant for the last two fiscal years for professional services rendered by the registrant’s principal accountant were as follows:

Audit fees include amounts related to the audit of the registrant’s annual financial statements and services normally provided by the accountant in connection with statutory and regulatory filings. Audit-related fees include amounts reasonably related to the performance of the audit of the registrant’s financial statements and specifically include the issuance of a report on internal controls and, if applicable, agreed-upon procedures related to fund acquisitions. Tax fees include amounts related to services for tax compliance, tax planning, and tax advice. The nature of these services specifically includes the review of distribution calculations and the preparation of Federal, state, and excise tax returns. All other fees include the registrant’s pro-rata share of amounts for agreed-upon procedures in conjunction with service contract approvals by the registrant’s Board of Directors/Trustees.

(e)(1) The registrant’s audit committee has adopted a policy whereby audit and non-audit services performed by the registrant’s principal accountant for the registrant, its investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant require pre-approval in advance at regularly scheduled audit committee meetings. If such a service is required between regularly scheduled audit committee meetings, pre-approval may be authorized by one audit committee member with ratification at the next scheduled audit committee meeting. Waiver of pre-approval for audit or non-audit services requiring fees of a de minimis amount is not permitted.

    (2) No services included in (b) – (d) above were approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Less than 50 percent of the hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees.

(g) The aggregate fees billed for the most recent fiscal year and the preceding fiscal year by the registrant’s principal accountant for non-audit services rendered to the registrant, its investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant were $2,174,000 and $1,531,000, respectively.

(h) All non-audit services rendered in (g) above were pre-approved by the registrant’s audit committee. Accordingly, these services were considered by the registrant’s audit committee in maintaining the principal accountant’s independence.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a) Not applicable. The complete schedule of investments is included in Item 1 of this Form N-CSR.

(b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b) The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the registrant’s second fiscal quarter covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1) The registrant’s code of ethics pursuant to Item 2 of Form N-CSR is attached.

    (2) Separate certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

    (3) Written solicitation to repurchase securities issued by closed-end companies: not applicable.

(b) A certification by the registrant's principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the Investment Company Act of 1940, is attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment
Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price International Funds, Inc.

By	/s/ Edward C. Bernard
Edward C. Bernard
Principal Executive Officer

Date	December 19, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment
Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Edward C. Bernard
Edward C. Bernard
Principal Executive Officer

Date	December 19, 2008

By	/s/ Gregory K. Hinkle
Gregory K. Hinkle
Principal Financial Officer

Date	December 19, 2008